Impact of Separation (Details) - USD ($)	Sep. 24, 2018	Sep. 05, 2018	Aug. 28, 2018
Senior Notes
Debt Instrument [Line Items]
Aggregate principal amount	$ 2,000,000,000		$ 2,000,000,000
Credit Facility | Senior Unsecured Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	750,000,000	$ 750,000,000
Credit Facility | Senior Unsecured Term Credit Facility
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 500,000,000	$ 500,000,000